Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2012
Derivative Financial Instruments
Schedule of outstanding commodity forward contracts

Number of Pounds
Copper	22,350,000
Zinc	6,245,000

Schedule of fair value and location of derivative instruments designated as hedging instruments in the consolidated balance sheet

		Asset Derivatives		Liability Derivatives
		Fair value as of		Fair value as of
	Location	March 31, 2012	March 31, 2011	March 31, 2012	March 31, 2011
Commodity forward contracts	Other current assets / other accrued liabilities	$12,182	$36,398	$6,518	$—
Commodity forward contracts	Deferred charges and other non-current assets / other long term liabilities	—	12,619	—	—
Foreign currency forward contracts	Other current assets/ accrued liabilities	—	390	—	—
Total		$12,182	$49,407	$6,518	$—

Schedule of derivative gains and losses in the consolidated income statements related to commodity forward contracts and foreign currency forward contracts

	Pretax amount of gain (loss) recognized in Other Comprehensive Income (Loss)	Pretax amount of gain (loss) reclassified from Accumulated Other Comprehensive Income (Loss)		Gain or (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Amount	Location	Amount	Location	Amount
Fiscal year ended March 31, 2012
Commodity forward contracts	$5,664	Cost of Sales	$24,424	Cost of Sales	$—

Fiscal year ended March 31, 2011
Commodity forward contracts	$49,017	Cost of Sales	$26,491	Cost of Sales	$—
Foreign currency forward contracts	390	Cost of Sales	—	Cost of Sales	—